FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation - USD ($)	3 Months Ended	12 Months Ended
	Aug. 31, 2016	May 31, 2016
Liabilities Measured at Fair Value
Balance	$ 418,537	$ 0
Issuances	0	480,294
Revaluation gain	123,921	61,757
Balance	$ 294,616	$ 418,537